Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 2,584	¥ 2,760
Interest cost	704	601
Expected return on plan assets	(1,397)	(1,352)
Amortization of prior service credit	(36)	(42)
Amortization of net actuarial loss	(49)	31
Net periodic pension cost	1,806	1,998
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,654	1,436
Interest cost	2,070	1,470
Expected return on plan assets	(3,535)	(3,101)
Amortization of prior service credit	(162)	(183)
Amortization of net actuarial loss	2	1
Amortization of transition obligation	1	1
Net periodic pension cost	¥ 30	¥ (376)